Offerings	Feb. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.700% Notes due 2029
Amount Registered | shares	2,500,000,000
Maximum Aggregate Offering Price	$ 2,490,925,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 343,996.74
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $20,000,000,000 aggregate principal amount of notes, with a maximum aggregate offering price of $19,921,790,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.100% Notes due 2031
Amount Registered | shares	3,000,000,000
Maximum Aggregate Offering Price	$ 2,990,190,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 412,945.24
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $20,000,000,000 aggregate principal amount of notes, with a maximum aggregate offering price of $19,921,790,000.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.400% Notes due 20303
Amount Registered | shares	3,000,000,000
Maximum Aggregate Offering Price	$ 2,982,840,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 411,930.20
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $20,000,000,000 aggregate principal amount of notes, with a maximum aggregate offering price of $19,921,790,000.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.800% Notes due 20326
Amount Registered | shares	4,250,000,000
Maximum Aggregate Offering Price	$ 4,241,287,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 585,721.80
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $20,000,000,000 aggregate principal amount of notes, with a maximum aggregate offering price of $19,921,790,000.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Notes due 2046
Amount Registered | shares	1,500,000,000
Maximum Aggregate Offering Price	$ 1,492,260,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 206,081.11
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $20,000,000,000 aggregate principal amount of notes, with a maximum aggregate offering price of $19,921,790,000.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.650% Notes due 2056
Amount Registered | shares	4,000,000,000
Maximum Aggregate Offering Price	$ 3,986,240,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 550,499.74
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $20,000,000,000 aggregate principal amount of notes, with a maximum aggregate offering price of $19,921,790,000.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.750% Notes due 2066
Amount Registered | shares	1,750,000,000
Maximum Aggregate Offering Price	$ 1,738,047,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 240,024.36
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $20,000,000,000 aggregate principal amount of notes, with a maximum aggregate offering price of $19,921,790,000.